Condensed Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Carried interest allocation:
Total carried interest allocation	$ 176,744	$ 4,721	$ 0	$ 214,307	$ 129,014
Total revenues	247,150	71,215	0	428,650	302,666
Compensation and benefits:
Cash-based compensation	36,732	34,188		113,858	94,783
Equity-based compensation	3,206	482		4,641	1,432
Performance fee-related compensation:
Realized	10,241	10,418		17,952	24,582
Unrealized	73,629	(6,993)		83,487	43,552
Total performance fee-related compensation	83,870	3,425		101,439	68,134
Total compensation and benefits	123,808	38,095		219,938	164,349
General, administrative and other	12,624	13,306		34,487	37,985
Total expenses	136,432	51,401	0	254,425	202,334
Other income (expense)
Investment income	5,361	699		6,508	3,911
Interest income	83	399		342	1,139
Interest expense	(26)	(2,434)		(7,353)	(7,747)
Other income (loss)	799	(247)		1,261	(358)
Total other income (expense)	6,217	(1,583)		758	(3,055)
Income before income tax	116,935	18,231		174,983	97,277
Income tax expense	9,546	997		11,585	2,674
Net income	107,389	17,234	$ 0	163,398	94,603
Net income attributable to StepStone Group Inc.	$ 25,578	0		$ 24,788	0
Earnings per share of Class A common stock:
Basic (in dollars per share)	$ 0.87			$ 0.85
Diluted (in dollars per share)	$ 0.87			$ 0.84
Weighted-average shares of Class A common stock:
Basic (in shares)	29,237,500			29,237,500
Diluted (in shares)	32,704,975			32,664,198
Subsidiaries
Other income (expense)
Less: Net income attributable to non-controlling interests	$ 5,496	5,170		$ 18,634	9,656
Partnership
Other income (expense)
Less: Net income attributable to non-controlling interests	76,315	12,064		119,976	84,947
Management and advisory fees, net
Revenues
Service fees	70,093	66,265		209,245	171,026
Incentive fees
Revenues
Service fees	313	229		5,098	2,626
Realized allocation
Carried interest allocation:
Total carried interest allocation	26,063	19,581		38,257	43,540
Unrealized allocation
Carried interest allocation:
Total carried interest allocation	$ 150,681	$ (14,860)		$ 176,050	$ 85,474
StepStone Group LP
Carried interest allocation:
Total carried interest allocation						$ 207,996	$ 63,902	$ 121,834
Total revenues						446,611	256,268	264,275
Compensation and benefits:
Cash-based compensation						130,730	108,340	87,005
Equity-based compensation						1,915	1,725	189
Performance fee-related compensation:
Realized						26,958	20,259	11,406
Unrealized						82,701	11,219	48,278
Total performance fee-related compensation						109,659	31,478	59,684
Total compensation and benefits						242,304	141,543	146,878
General, administrative and other						53,341	49,160	35,851
Total expenses						295,645	190,703	182,729
Other income (expense)
Investment income						6,926	4,126	5,007
Interest income						1,436	1,507	143
Interest expense						(10,211)	(10,261)	(913)
Other income (loss)						(377)	662	22
Total other income (expense)						(2,226)	(3,966)	4,259
Income before income tax						148,740	61,599	85,805
Income tax expense						3,955	1,640	1,986
Net income						144,785	59,959	83,819
Less: Net income attributable to non-controlling interests						12,869	5,763	2,381
Net income attributable to StepStone Group Inc.						131,916	54,196	81,438
StepStone Group LP | Management and advisory fees, net
Revenues
Service fees						235,205	190,826	140,952
StepStone Group LP | Incentive fees
Revenues
Service fees						3,410	1,540	1,489
StepStone Group LP | Realized allocation
Carried interest allocation:
Total carried interest allocation						46,177	36,648	30,081
StepStone Group LP | Unrealized allocation
Carried interest allocation:
Total carried interest allocation						$ 161,819	$ 27,254	$ 91,753